INCOME TAXES. (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation
Statutory rate	21.00%	35.00%	35.00%
State income taxes, net of federal benefit	5.40%	4.00%	6.40%
Change in valuation allowance	(20.30%)	(34.50%)	(298.80%)
Impact of Federal tax rate change on deferred taxes		(28.40%)
Impact of Federal tax rate change on valuation allowance		29.40%
Fair value adjustments and warrant inducements		0.40%	37.20%
Noncontrolling interest	(3.00%)	(3.20%)
Stock compensation		(0.10%)	58.80%
Non-deductible items	(0.70%)	(0.20%)	8.90%
Other	(1.60%)	(1.60%)	(27.50%)
Effective rate	0.80%	0.80%	(180.00%)